Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2022 $ / shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid (in dollars per share)	$ 1.25